Taxes on Income	12 Months Ended
Dec. 31, 2025
Taxes on Income [Abstract]
TAXES ON INCOME

NOTE 14:- TAXES ON INCOME

a.	Tax rates:

Taxable income of the Company and its Israeli subsidiary is subject to Israeli corporate tax at the rate of 23%. The Company and its Israeli subsidiary are also eligible for tax benefits as further described in note 14b.

b.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (the “Law”)

The Company’s Israeli subsidiary elected to apply the Preferred Enterprise regime under the January 2011 amendment to the Law as of the 2013 tax year. The election is irrevocable. Under the Preferred Enterprise regime, a preferred income of an Enterprise located in the center of Israel is subject to the tax rate of 16%.

The 2017 Amendment provides that a technology company satisfying certain conditions will qualify as a Preferred Technology Enterprise and will thereby enjoy a reduced corporate tax rate of 12% on income that qualifies as “Preferred Technology Income”, as defined in the Law. The tax rate is further reduced to 7.5% for a Preferred Technology Enterprise located in development zone A. These corporate tax rates shall apply only with respect to the portion of the Preferred Technology Income derived from R&D developed in Israel. In addition, a Preferred Technology Company will enjoy a reduced corporate tax rate of 12% on capital gain derived from the sale of certain “Benefitted Intangible Assets” (as defined in the Law) to a related foreign company if the Benefitted Intangible Assets were acquired from a foreign company on or after January 1, 2017 for at least NIS 200 million, and the sale receives prior approval from the National Authority for Technological Authority (previously known as the Israeli Office of the Chief Scientist), referred to as the Innovation Authority.

Dividends distributed by a Preferred Technology Enterprise, paid out of Preferred Technology Income, are generally subject to withholding tax at source at the rate of 20% or such lower rate as may be provided in an applicable tax treaty (subject to the receipt in advance of a valid certificate from the Israel Tax Authority allowing for a reduced tax rate). However, if such dividends are paid to an Israeli company, no tax is required to be withheld (although, if such dividends are subsequently distributed from such Israeli company to individuals or a non-Israeli company, withholding tax at a rate of 20% or such lower rate as may be provided in an applicable tax treaty will apply).

c.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (the “Law”) (Cont.)

The Company and its Israeli subsidiary believe they meet the conditions for “Preferred Technological Enterprises” and are subject to a tax rate of 12% on income that qualifies as “Preferred Technology Income”, as defined in the Law. The tax rate for a Preferred Technological Enterprises located in development zone A is 7.5%.

From time to time, the Israeli Government discusses reducing the benefits available to companies u nder the Law. The termination or substantial reduction of any of the benefits available under the Law could materially increase the Company’s tax liabilities.

d.	Tax benefits under the Israeli Law for the Encouragement of Industry (Taxation), 1969:

Each of the Company and its Israeli subsidiary is an “Industrial Company” as defined by the Israeli Law for the Encouragement of Industry Taxation), 1969, and, as such, is entitled to certain tax benefits including accelerated depreciation, deduction of public offering expenses in three equal annual installments and amortization of other intangible property rights for tax purposes. In addition, these Israeli companies are eligible to submit consolidated tax returns, allowing the offsetting of losses between the entities.

e.	Income taxes of non-Israeli subsidiaries:

The Company’s non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

Taxes were not provided for undistributed earnings of the Company’s foreign subsidiaries. The Company’s board of directors has determined that the Company does not currently intend to distribute any amounts of its undistributed earnings as a dividend. The Company intends to reinvest these earnings indefinitely in the foreign subsidiaries. Accordingly, no deferred income taxes have been provided. If these earnings were distributed into Israel in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes.

The amount of undistributed earnings of foreign subsidiaries that are considered to be reinvested as of December 31, 2025 was $20,163. If these undistributed earnings are distributed, they would be taxed at the corporate tax rate applicable to such income, and $2,958 of additional taxes would be incurred as of December 31, 2025.

f.	Tax assessments:

The Company and its Israeli subsidiary received final tax assessments through 2021. Tesoma GmbH, the German subsidiary and the U.S subsidiary, received final tax assessments through 2019, 2020 and 2021, respectively, and the Hong Kong, Japan and U.K subsidiaries have not received a final tax assessment since inception.

g.	Carryforward losses for tax purposes:

As of December 31, 2025, the Company and its Israeli subsidiary have carryforward tax losses of approximately $171,215. In Addition, as of December 31, 2025 Custom Gateway Ltd, Tesoma GmbH, and the U.S. subsidiary have carryforward tax losses of approximately $5,403, $6,173, and $2,224, respectively.

These tax losses may be carried forward indefinitely and therefore have no expiration date.

h.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s and its subsidiaries’ deferred tax liabilities and assets are as follows:

	December 31,
	2025	2024
Deferred tax assets:
Carryforward tax losses	$17,022	$19,463
Share-based compensation expenses	4,061	3,357
Research and development carryforward expenses	2,087	2,597
Allowance and other reserves	5,636	5,975
Operating lease liabilities	2,653	2,662

Total gross deferred tax assets	31,459	34,054

Less, Valuation Allowance	(25,605)	(30,106)

Total deferred tax assets	5,854	3,948

Deferred tax liabilities:
Operating lease ROU assets	(2,426)	(2,721)
Intangible assets	(896)	(1,015)
Fixed Assets	(2,427)	(21)
Others	(105)	(191)

Total gross deferred tax liabilities	(5,854)	(3,948)

Net deferred tax assets (liabilities)	$-	$-

In assessing the ability to realize deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. Based on the available evidence, management believes that it is more likely than not that its deferred tax assets will not be realized and, accordingly, a valuation allowance has been provided.

Loss before income taxes is comprised as follows:

	Year Ended December 31,
	2025	2024	2023

Domestic	$(18,399)	$(13,859)	$(62,734)
Foreign	5,746	(1,106)	(647)

Loss before income taxes	$(12,653)	$(14,965)	$(63,381)

i.	Taxes on income (tax benefits) are comprised as follows:

	Year Ended December 31,
	2025	2024	2023

Current taxes	$865	$1,835	$1,463
Deferred taxes	-	-	(493)

	$865	$1,835	$970

Domestic	$571	$117	$(16)
Foreign	294	1,718	986

	$865	$1,835	$970

	Year Ended December 31,
	2025	2024	2023
Domestic taxes:

Current taxes	$571	$117	$174
Deferred taxes	-	-	(190)

	571	117	(16)

Foreign taxes:

Current taxes	294	1,718	1,289
Deferred taxes	-	-	(303)

	294	1,718	986

Taxes on income	$865	$1,835	$970
j.	Uncertain tax positions:

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

	December 31,
	2025	2024

Beginning of year	$609	$568
Additions related to tax positions taken during current year	403	41

Balance at December 31(*) (**)	$1,012	$609

(*)	As of December 31, 2025 and 2024, unrecognized tax benefits in an amount of $264 and $256 respectively, were presented as a reduction from deferred taxes.
(**)	The Company accrues interest and penalties related to unrecognized tax benefits in its provision for income taxes. As of December 31, 2025 the Company accrued $111.

The amount of the unrecognized tax benefits could affect the Company’s income tax provision and the effective tax rate.

Exchange rate differences are recorded within financial income, net, while interest is recorded within income tax expense.

The final tax outcome of the Company’s tax audits could be different from that which is reflected in the Company’s income tax provisions and accruals. Such differences could have a material effect on the Company’s income tax provision and net income in the period in which such determination is made.

k.	A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the statement of operations is as follows:

	Year Ended December 31,
	2025	%

Loss before taxes, as reported in the consolidated statements of operations	(12,653)

Theoretical local income tax at the Israeli statutory tax rate 23%	(2,910)	23%

Foreign tax effects -
United States
Statutory federal tax rate difference between United States and Israel	(47)	0.4%
Statutory state tax rate difference between United States and Israel	188	(1.5%)
Nontaxable or Nondeductible Items:
Share based compensation	190	(1.5%)
Others	71	(0.6%)
Changes in valuation allowances	(1,242)	9.8%
United Kingdom
Statutory tax rate difference between United Kingdom and Israel	53	(0.4%)
Nontaxable or Nondeductible Items	192	(1.5%)
Changes in valuation allowances	84	(0.7%)
Others	14	(0.1%)
Local tax effects -
Beneficiary enterprise income	2,852	(22.5%)
Nontaxable or Nondeductible Items:
Share based compensation	375	(3.0%)
Others	141	(1.1%)
Changes in valuation allowances	423	(3.3%)
Changes in Unrecognized Tax Benefits	514	(4.1%)
Others	(33)	0.3%

Actual tax expense	$865	(6.8%)
	Year Ended December 31,
	2024	2023

Loss before taxes, as reported in the consolidated statements of operations	$(14,965)	$(63,381)

Theoretical tax benefit at the Israeli statutory tax rate	(3,441)	(14,578)
Beneficiary enterprise benefits	2,148	9,724
Tax adjustment in respect of different tax rate of foreign subsidiaries	(36)	225
Non-deductible expenses and other permanent differences	368	143
Share based compensation	1,210	1,004
Increase (decrease) in other uncertain tax positions, net	41	174
Taxes related to prior years (see also note 14b)	347	(61)
Losses and timing differences for which valuation allowance was provided, net	1,545	4,819
Others	(347)	(480)

Actual tax expense	$1,835	$970

l.	Income Taxes Paid (Net of Refunds) by jurisdiction:

	December 31,
	2025	%

United States:
State Tax	499	53%
Federal Tax	126	13%
Total United States	625	66%

Germany	213	23%
Israel	70	7%

Others	32	4%

Total Cash paid during the year for income taxes, net	940	100%